Installment Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income on loans	¥ 188,294	¥ 205,734	¥ 194,240
Loans held for sale in installment loans	111,527	137,179
Loans held for sale measured at fair value	97,694	129,959
Installment loans	4,081,019	3,958,814
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	21,389	19,973
Fair value at the acquisition date of purchased loans acquired during the period	¥ 5,264	¥ 12,271